Balance Sheet Account Details - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Liabilities [Line Items]
Compensation	$ 2,249	$ 2,320	$ 1,495
Professional fees	1,679	67	22
Royalties owed to third parties	124	296	272
Subcontractor		0	482
Acquisition related liabilities	0	1,000	1,500
Other	40	63	185
Total accrued liabilities	$ 4,092	$ 3,746	$ 3,956